Selected Statements of Operations Data	6 Months Ended
Jun. 30, 2019
Selected Statements of Operations Data [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA

NOTE 10: - SELECTED STATEMENTS OF OPERATIONS DATA

a.	Financial income, net:

	Six months ended June 30
	2019	2018
	Unaudited

Financial income:
Exchange rate differences	$217	$298
Interest from banks	874	696

	1,091	994

Financial expenses:
Interest and bank charges	(7)	(8)
Exchange rate differences	(603)	(613)

	(610)	(621)

Financial income, net	$481	$373

b.	Net income (loss) per share:

The following table sets forth the computation of basic and diluted net income (loss) per share:

	Six months ended June 30
	2019	2018
	Unaudited
Numerator:

Numerator for basic and diluted net income (loss) per share	$(4,080)	$1,079

Denominator:

Denominator for basic net income (loss) per share - weighted average number of Ordinary Shares	13,756,198	13,549,494

Effect of dilutive securities:
Outstanding options and RSUs	-	268,501

Denominator for diluted net income (loss) per share - adjusted weighted average number of Ordinary Shares	13,756,198	13,817,995

c.	Revenues by geographic region are as follows:

	Six months ended June 30
	2019	2018
	Unaudited

United States	$8,163	$12,691
Japan	3,459	-
Philippines	767	5,566
Latin America	1,086	1,955
Other	1,117	1,330

	$14,592	$21,542